SCHEDULE OF RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Details)		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)		Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
IfrsStatementLineItems [Line Items]
Repayments of borrowings classified as financing activites		$ (25,001)	$ (32,984)		$ (71,204)	$ (51,452)
Bank Loan [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities at beginning of period			503,606		574,810	626,262
Proceeds from borrowings, classified as financing activities
Repayments of borrowings classified as financing activites			(82,672)	[1]	(90,764)	(70,879)
Interest expense on borrowings			(20,764)		(19,560)	(19,427)
[custom:IncreaseDecreaseConversionOfConvertibleUnits]
Increase (decrease) through changes in fair values, liabilities arising from financing activities
Liabilities arising from financing activities at end of period			441,698		503,606	574,810
Increase decrease conversion of convertible units
Increase decrease through changes in fair values liabilities arising from financing activities
Warrant liabilities [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities at beginning of period
Proceeds from borrowings, classified as financing activities
Repayments of borrowings classified as financing activites
Interest expense on borrowings
[custom:IncreaseDecreaseConversionOfConvertibleUnits]			73,930
Increase (decrease) through changes in fair values, liabilities arising from financing activities	[2]		(220,543)
Liabilities arising from financing activities at end of period			146,613
Increase decrease conversion of convertible units			(73,930)
Increase decrease through changes in fair values liabilities arising from financing activities	[2]		220,543
Third party loan [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities at beginning of period			300,000		350,000
Proceeds from borrowings, classified as financing activities					300,000	350,000
Repayments of borrowings classified as financing activites			(304,266)		(359,719)	(2,014)
Interest expense on borrowings			(4,266)		(9,719)	(2,014)
[custom:IncreaseDecreaseConversionOfConvertibleUnits]
Increase (decrease) through changes in fair values, liabilities arising from financing activities
Liabilities arising from financing activities at end of period					300,000	350,000
Increase decrease conversion of convertible units
Increase decrease through changes in fair values liabilities arising from financing activities
Convertible Loan [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities at beginning of period			3,401,237		2,310,757	2,323,423
Proceeds from borrowings, classified as financing activities
Repayments of borrowings classified as financing activites			(25,753)		(95,000)	(94,966)
Interest expense on borrowings			(25,753)		(95,000)	(94,966)
[custom:IncreaseDecreaseConversionOfConvertibleUnits]			3,499,991
Increase (decrease) through changes in fair values, liabilities arising from financing activities			(98,754)		(1,090,480)	12,666
Liabilities arising from financing activities at end of period					3,401,237	2,310,757
Increase decrease conversion of convertible units			(3,499,991)
Increase decrease through changes in fair values liabilities arising from financing activities			98,754		1,090,480	(12,666)
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities at beginning of period			14,419		23,131	31,122
Proceeds from borrowings, classified as financing activities
Repayments of borrowings classified as financing activites	[3]		(8,594)		(9,608)	(9,280)
Interest expense on borrowings			(499)		(896)	(1,289)
[custom:IncreaseDecreaseConversionOfConvertibleUnits]
Increase (decrease) through changes in fair values, liabilities arising from financing activities
Liabilities arising from financing activities at end of period			6,324		14,419	23,131
Increase decrease conversion of convertible units
Increase decrease through changes in fair values liabilities arising from financing activities

[1]	Includes exchange realignment of S$
[2]	Includes exchange realignment of S$
[3]	Includes exchange realignment of S$